LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–17.90%
Federal Home Loan Mortgage Corp. REMICS
Series 4141 Class PA 1.50% 12/15/42	4,691,683	$4,034,680
•Series 4347 Class WF 4.86% (30 day USD SOFR Average + 0.51%) 1/15/40	504,508	499,343
•Series 4367 Class GF 4.81% (30 day USD SOFR Average + 0.46%) 3/15/37	1,334,265	1,319,254
•Series 4419 Class AF 4.80% (30 day USD SOFR Average + 0.45%) 6/15/40	811,380	802,105
•Series 4730 Class WF 4.81% (30 day USD SOFR Average + 0.46%) 8/15/38	1,502,374	1,485,257
•Series 4906 Class WF 4.86% (30 day USD SOFR Average + 0.51%) 12/15/38	1,851,654	1,826,755
Series 4948 Class E 2.50% 10/25/48	265,831	242,734
Series 5115 Class CD 1.00% 8/15/44	4,306,732	3,720,575
•Series 5480 Class FG 5.51% (30 day USD SOFR Average + 1.15%) 12/25/54	2,667,650	2,671,272
•Series 5484 Class FA 5.56% (30 day USD SOFR Average + 1.20%) 12/25/54	1,957,238	1,964,017
•Series 5493 Class FK 5.51% (30 day USD SOFR Average + 1.15%) 1/25/55	2,564,565	2,565,264
•Series 5500 Class FA 5.56% (30 day USD SOFR Average + 1.20%) 2/25/55	3,157,947	3,163,500
•Series 5500 Class GF 5.31% (30 day USD SOFR Average + 0.95%) 10/25/54	3,158,041	3,161,006
•Series 5508 Class DF 5.36% (30 day USD SOFR Average + 1.00%) 2/25/55	2,023,844	2,022,726
•Series 5511 Class FG 5.51% (30 day USD SOFR Average + 1.15%) 3/25/55	2,246,100	2,251,675
•Series 5513 Class MF 5.30% (30 day USD SOFR Average + 0.94%) 11/25/54	11,474,618	11,459,071
•Series 5517 Class FE 5.31% (30 day USD SOFR Average + 0.95%) 3/25/55	713,205	715,503
•Series 5517 Class VF 5.31% (30 day USD SOFR Average + 0.95%) 3/25/55	4,987,814	4,982,251
•Series 5532 Class FA 5.31% (30 day USD SOFR Average + 0.95%) 4/25/55	5,886,832	5,880,811
•Series 5534 Class FM 5.29% (30 day USD SOFR Average + 0.93%) 5/25/55	5,827,560	5,831,519
•Series 5544 Class F 5.36% (30 day USD SOFR Average + 1.00%) 6/25/55	3,479,682	3,485,750
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
•Series 5549 Class CF 5.36% (30 day USD SOFR Average + 1.00%) 10/25/52	4,224,024	$4,238,783
•Series 5557 Class FM 5.46% (30 day USD SOFR Average + 1.10%) 7/25/55	1,547,837	1,548,784
•Series 5560 Class FB 5.36% (30 day USD SOFR Average + 1.00%) 6/25/55	1,443,679	1,446,718
•Series 5564 Class FB 5.56% (30 day USD SOFR Average + 1.20%) 8/25/55	1,585,229	1,589,102
•Series 5564 Class PF 5.56% (30 day USD SOFR Average + 1.20%) 8/25/55	993,550	996,194
•Series 5565 Class FA 5.51% (30 day USD SOFR Average + 1.15%) 8/25/55	1,862,464	1,865,468
•Series 5565 Class FB 5.31% (30 day USD SOFR Average + 0.95%) 8/25/55	694,677	696,726
•Series 5584 Class DF 5.25% (30 day USD SOFR Average + 0.90%) 10/25/55	500,000	500,498
•Federal Home Loan Mortgage Corp. STRIPS
Series 328 Class F4 4.81% (30 day USD SOFR Average + 0.46%) 2/15/38	1,372,526	1,357,794
Series 330 Class F4 4.81% (30 day USD SOFR Average + 0.46%) 10/15/37	629,858	622,991
Federal National Mortgage Association REMICS
•Series 2011-86 Class NF 5.02% (30 day USD SOFR Average + 0.66%) 9/25/41	536,724	534,156
Series 2013-6 Class JB 1.50% 2/25/43	4,426,153	3,846,590
•Series 2014-49 Class AF 4.78% (30 day USD SOFR Average + 0.43%) 8/25/44	230,352	228,029
•Series 2017-95 Class FA 4.81% (30 day USD SOFR Average + 0.46%) 11/25/47	1,317,892	1,303,736
•Series 2019-53 Class FA 4.86% (30 day USD SOFR Average + 0.51%) 9/25/49	1,358,732	1,319,658
•Series 2020-29 Class FC 5.26% (30 day USD SOFR Average + 0.91%) 5/25/50	1,637,134	1,640,859
•Series 2024-100 Class FA 5.46% (30 day USD SOFR Average + 1.10%) 6/25/54	2,823,880	2,823,723
•Series 2024-101 Class FB 5.46% (30 day USD SOFR Average + 1.10%) 1/25/55	3,283,975	3,281,724
•Series 2024-103 Class FC 5.51% (30 day USD SOFR Average + 1.15%) 1/25/55	3,952,495	3,954,791
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2024-104 Class FA 5.41% (30 day USD SOFR Average + 1.05%) 1/25/55	3,969,076	$3,961,007
•Series 2024-90 Class FB 5.61% (30 day USD SOFR Average + 1.25%) 11/25/53	2,822,224	2,838,831
•Series 2024-95 Class KF 5.46% (30 day USD SOFR Average + 1.10%) 12/25/54	1,510,930	1,509,784
•Series 2025-12 Class EF 5.27% (30 day USD SOFR Average + 0.91%) 3/25/55	750,243	750,469
•Series 2025-12 Class FG 5.31% (30 day USD SOFR Average + 0.95%) 3/25/55	363,593	363,953
•Series 2025-16 Class FA 5.51% (30 day USD SOFR Average + 1.15%) 3/25/55	2,442,212	2,443,582
•Series 2025-16 Class FM 5.31% (30 day USD SOFR Average + 0.95%) 1/25/55	546,546	547,056
•Series 2025-18 Class FM 5.26% (30 day USD SOFR Average + 0.90%) 9/25/54	12,066,229	12,069,942
•Series 2025-19 Class FC 5.52% (30 day USD SOFR Average + 1.16%) 3/25/55	2,497,869	2,501,977
•Series 2025-35 Class FB 5.36% (30 day USD SOFR Average + 1.00%) 5/25/55	1,397,166	1,397,357
•Series 2025-35 Class FM 5.41% (30 day USD SOFR Average + 1.05%) 5/25/55	964,362	966,271
•Series 2025-4 Class FB 5.56% (30 day USD SOFR Average + 1.20%) 12/25/53	1,083,714	1,087,435
•Series 2025-54 Class FM 5.46% (30 day USD SOFR Average + 1.10%) 7/25/55	855,084	855,611
•Series 2025-6 Class FA 5.61% (30 day USD SOFR Average + 1.25%) 2/25/55	854,413	858,277
•Series 2025-88 Class FM 5.29% (30 day USD SOFR Average + 0.90%) 8/25/55	900,000	901,043
Government National Mortgage Association REMICS
•Series 2016-H17 Class FC 5.30% (1 mo. USD Term SOFR + 0.94%) 8/20/66	512,031	512,384
•Series 2016-H19 Class FA 5.25% (1 mo. USD Term SOFR + 0.89%) 9/20/66	354,136	354,761
•Series 2022-H22 Class EF 5.14% (30 day USD SOFR Average + 0.75%) 10/20/72	1,648,088	1,650,546
•Series 2023-H02 Class FA 5.29% (30 day USD SOFR Average + 0.90%) 1/20/73	3,317,009	3,301,481
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
•Series 2023-H23 Class JF 5.37% (30 day USD SOFR Average + 0.98%) 9/20/73	7,354,956	$7,392,353
•Series 2023-H26 Class DF 4.69% (30 day USD SOFR Average + 0.30%) 9/20/73	3,153,134	3,134,880
•Series 2024-13 Class FA 5.34% (30 day USD SOFR Average + 0.95%) 1/20/54	333,436	333,979
•Series 2025-100 Class FA 5.54% (30 day USD SOFR Average + 1.15%) 6/20/55	593,787	595,049
•Series 2025-118 Class FA 5.54% (30 day USD SOFR Average + 1.15%) 7/20/55	496,360	497,762
Series 2025-79 Class NA 3.50% 11/20/49	2,807,980	2,681,012
•Series 2025-89 Class PF 5.34% (30 day USD SOFR Average + 0.95%) 5/20/55	1,185,406	1,188,304
•Series 2025-98 Class GF 5.29% (30 day USD SOFR Average + 0.90%) 6/20/55	6,442,541	6,452,912
Total Agency Collateralized Mortgage Obligations (Cost $160,753,859)		159,029,410
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.57%
♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q029 Class A 4.90% (30 day USD SOFR Average + 0.55%) 8/25/27	2,718,788	2,718,782
•Federal National Mortgage Association-ACES
Series 2017-M2 Class A2 2.98% 2/25/27	1,541,953	1,518,842
Series 2017-M4 Class A2 2.66% 12/25/26	794,116	780,447
Total Agency Commercial Mortgage-Backed Securities (Cost $5,019,333)		5,018,071
AGENCY MORTGAGE-BACKED SECURITIES–18.01%
Uniform Mortgage-Backed Security, TBA
5.00% 10/1/55	43,400,000	43,037,921
6.00% 10/1/54	60,900,000	62,214,689
6.00% 11/1/54	53,600,000	54,768,313
Total Agency Mortgage-Backed Securities (Cost $159,179,895)		160,020,923
CORPORATE BONDS–32.87%
Aerospace & Defense–1.47%
Boeing Co.
2.20% 2/4/26	9,800,000	9,725,778
2.75% 2/1/26	300,000	298,289
6.26% 5/1/27	500,000	514,459
LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Rolls-Royce PLC 3.63% 10/14/25	2,500,000	$2,498,909
		13,037,435
Agriculture–0.56%
BAT International Finance PLC 1.67% 3/25/26	5,000,000	4,939,433
		4,939,433
Airlines–0.12%
♦United Airlines Pass-Through Trust 3.75% 3/3/28	1,068,754	1,059,508
		1,059,508
Auto Manufacturers–3.43%
•American Honda Finance Corp. 4.93% (1 day USD SOFR + 0.73%) 3/8/27	7,200,000	7,213,320
•BMW U.S. Capital LLC 5.07% (1 day USD SOFR Index + 0.92%) 3/21/28	2,000,000	2,010,980
Daimler Truck Finance North America LLC 5.15% 1/16/26	4,200,000	4,208,358
Ford Motor Credit Co. LLC 5.13% 11/5/26	6,200,000	6,220,545
Hyundai Capital America
5.15% 3/27/30	1,100,000	1,122,467
•5.19% (1 day USD SOFR + 1.04%) 6/24/27	900,000	904,560
Nissan Motor Acceptance Co. LLC 1.85% 9/16/26	2,500,000	2,409,791
Volkswagen Group of America Finance LLC
4.95% 3/25/27	2,800,000	2,823,396
•4.98% (1 day USD SOFR + 0.83%) 3/20/26	3,383,000	3,389,072
•5.21% (1 day USD SOFR + 1.06%) 3/25/27	200,000	200,788
		30,503,277
Banks–7.91%
μABN AMRO Bank NV 6.58% 10/13/26	7,500,000	7,504,344
μBank of America Corp. 5.08% 1/20/27	2,000,000	2,003,674
Barclays PLC
4.38% 1/12/26	3,000,000	3,000,000
μ5.83% 5/9/27	1,600,000	1,614,135
BPCE SA
3.50% 10/23/27	1,600,000	1,572,669
μ5.98% 1/18/27	4,314,000	4,330,175
μ6.61% 10/19/27	2,700,000	2,761,054
•Goldman Sachs Group, Inc. 5.00% (1 day USD SOFR + 0.81%) 3/9/27	900,000	900,961
•ING Bank Australia Ltd. 4.56% (3 mo. AUD Bank Bill Swap + 0.98%) 12/8/25	5,000,000	3,312,900
μLloyds Banking Group PLC 5.46% 1/5/28	2,300,000	2,334,271
μMizuho Financial Group, Inc. 1.23% 5/22/27	3,700,000	3,629,218
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
National Bank of Canada
μ4.70% 3/5/27	500,000	$500,696
•5.38% (1 day USD SOFR Index + 1.03%) 7/2/27	5,000,000	5,016,383
μPNC Bank NA 4.78% 1/15/27	8,000,000	8,009,602
•Royal Bank of Canada
4.97% (1 day USD SOFR Index + 0.82%) 3/27/28	1,600,000	1,605,626
5.03% (1 day USD SOFR Index + 0.72%) 10/18/27	1,400,000	1,403,397
μSantander U.K. Group Holdings PLC 6.83% 11/21/26	8,500,000	8,525,170
•Skandinaviska Enskilda Banken AB 5.09% (1 day USD SOFR + 0.89%) 3/5/27	2,043,000	2,057,515
μSociete Generale SA 1.49% 12/14/26	1,900,000	1,888,210
•Sumitomo Mitsui Banking Corp.
4.42% (3 mo. AUD Bank Bill Swap + 0.85%) 2/20/26	2,700,000	1,790,306
4.79% (3 mo. AUD Bank Bill Swap + 1.10%) 11/7/25	1,000,000	662,322
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/26	4,000,000	4,056,524
μUBS Group AG 5.71% 1/12/27	1,800,000	1,806,360
		70,285,512
Biotechnology–0.05%
Illumina, Inc. 5.80% 12/12/25	400,000	400,537
		400,537
Commercial Services–0.70%
Global Payments, Inc. 1.20% 3/1/26	6,313,000	6,229,558
		6,229,558
Diversified Financial Services–1.76%
Avolon Holdings Funding Ltd.
2.13% 2/21/26	281,000	278,106
5.50% 1/15/26	2,800,000	2,803,712
Nomura Holdings, Inc.
5.59% 7/2/27	2,200,000	2,248,578
5.71% 1/9/26	1,800,000	1,806,846
ORIX Corp. 4.65% 9/10/29	2,000,000	2,024,199
•PSP Capital, Inc. 4.57% (1 day USD SOFR + 0.35%) 12/1/27	6,500,000	6,500,591
		15,662,032
Electric–3.49%
AES Corp. 1.38% 1/15/26	5,200,000	5,152,082
Algonquin Power & Utilities Corp. 5.37% 6/15/26	8,800,000	8,863,291
Enel Finance International NV
1.63% 7/12/26	2,000,000	1,960,268
5.13% 6/26/29	1,400,000	1,434,185
FirstEnergy Corp. 3.90% 7/15/27	800,000	795,094
FirstEnergy Transmission LLC 4.55% 1/15/30	3,300,000	3,321,117
LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	$1,249,615
2.95% 3/1/26	200,000	198,618
3.15% 1/1/26	3,000,000	2,990,453
Southern California Edison Co.
3.65% 3/1/28	1,500,000	1,474,037
4.70% 6/1/27	1,300,000	1,304,642
5.35% 3/1/26	2,000,000	2,007,764
5.85% 11/1/27	200,000	205,204
		30,956,370
Electronics–0.25%
Arrow Electronics, Inc. 5.15% 8/21/29	2,200,000	2,252,209
		2,252,209
Health Care Services–1.73%
Adventist Health System 4.74% 12/1/30	2,650,000	2,651,024
CommonSpirit Health 1.55% 10/1/25	4,000,000	4,000,000
HCA, Inc. 5.38% 9/1/26	8,700,000	8,737,443
		15,388,467
Insurance–1.66%
•Athene Global Funding
5.07% (1 day USD SOFR Index + 0.75%) 7/16/26	5,000,000	5,011,700
5.25% (1 day USD SOFR Index + 1.03%) 8/27/26	1,000,000	1,005,293
5.25% (1 day USD SOFR Index + 1.03%) 8/27/26	400,000	402,117
5.36% (1 day USD SOFR Index + 1.21%) 3/25/27	2,300,000	2,318,523
Brighthouse Financial Global Funding 1.55% 5/24/26	1,000,000	980,411
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	4,457,754
GA Global Funding Trust 1.63% 1/15/26	600,000	595,158
		14,770,956
Investment Companies–0.66%
FS KKR Capital Corp. 3.40% 1/15/26	1,500,000	1,493,430
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	4,403,451
		5,896,881
Lodging–1.18%
Hyatt Hotels Corp. 5.05% 3/30/28	1,700,000	1,727,600
Las Vegas Sands Corp.
3.50% 8/18/26	4,700,000	4,660,954
5.90% 6/1/27	4,000,000	4,080,850
		10,469,404
Oil & Gas–0.35%
Canadian Natural Resources Ltd. 5.00% 12/15/29	800,000	817,745
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	$2,292,753
		3,110,498
Packaging & Containers–0.47%
Berry Global, Inc. 1.57% 1/15/26	4,200,000	4,163,817
		4,163,817
Pharmaceuticals–1.68%
Bayer U.S. Finance II LLC
4.25% 12/15/25	4,700,000	4,695,885
4.38% 12/15/28	4,200,000	4,185,028
=Constellation Pharmaceutical, Inc. 5.55% 7/1/33	5,886,678	6,016,906
		14,897,819
Pipelines–0.53%
ONEOK, Inc. 4.40% 10/15/29	2,700,000	2,698,063
South Bow USA Infrastructure Holdings LLC 4.91% 9/1/27	2,000,000	2,017,121
		4,715,184
Real Estate–0.07%
Lendlease Finance Ltd. 3.40% 10/27/27	1,000,000	639,804
		639,804
Real Estate Investment Trusts–2.06%
American Tower Corp.
1.60% 4/15/26	7,400,000	7,299,816
5.00% 1/31/30	1,700,000	1,739,702
Crown Castle, Inc. 3.70% 6/15/26	6,500,000	6,475,950
VICI Properties LP/VICI Note Co., Inc. 4.50% 9/1/26	1,100,000	1,099,962
Weyerhaeuser Co. 4.75% 5/15/26	1,667,000	1,671,434
		18,286,864
Semiconductors–0.70%
Broadcom, Inc. 3.46% 9/15/26	6,253,000	6,224,768
		6,224,768
Shipbuilding–0.50%
Huntington Ingalls Industries, Inc. 5.35% 1/15/30	4,300,000	4,431,328
		4,431,328
Software–0.41%
Oracle Corp. 1.65% 3/25/26	3,700,000	3,656,272
		3,656,272
Telecommunications–0.99%
NBN Co. Ltd. 1.00% 12/3/25	8,750,000	5,760,289
Rogers Communications, Inc. 3.20% 3/15/27	3,100,000	3,055,792
		8,816,081
LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.14%
Canadian Pacific Railway Co. 3.13% 6/1/26	1,200,000	$1,189,976
		1,189,976
Total Corporate Bonds (Cost $290,825,480)		291,983,990
MUNICIPAL BONDS–0.53%
County of Williamson 0.92% 2/15/27	2,200,000	2,118,493
•Tulane University Series C 4.77% 2/15/36	2,820,000	2,625,072
Total Municipal Bonds (Cost $4,696,767)		4,743,565
NON-AGENCY ASSET-BACKED SECURITIES–26.58%
•37 Capital CLO 1 Ltd. Series 2021-1A Class AR 5.60% (3 mo. USD Term SOFR + 1.28%) 10/15/34	3,400,000	3,403,189
•522 Funding CLO Ltd. Series 2018-3A Class AR 5.63% (3 mo. USD Term SOFR + 1.30%) 10/20/31	159,611	159,712
•Accredited Mortgage Loan Trust Series 2004-3 Class 2A2 5.47% (1 mo. USD Term SOFR + 1.31%) 10/25/34	2,635	2,614
•ACREC LLC Series 2023-FL2 Class A 6.38% (1 mo. USD Term SOFR + 2.23%) 2/19/38	626,508	628,125
•AGL CLO 14 Ltd. Series 2021-14A Class AR 5.46% (3 mo. USD Term SOFR + 1.13%) 12/2/34	3,500,000	3,501,880
•AlbaCore Euro CLO IV DAC Series 4A Class AR 3.02% (3 mo. EURIBOR + 0.99%) 7/15/35	1,650,000	1,939,700
•Amortizing Residential Collateral Trust Series 2004-1 Class A5 5.27% (1 mo. USD Term SOFR + 1.11%) 10/25/34	21,817	21,937
•Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL3 Class A 5.33% (1 mo. USD Term SOFR + 1.18%) 8/15/34	217,236	217,234
Series 2021-FL4 Class A 5.61% (1 mo. USD Term SOFR + 1.46%) 11/15/36	1,534,839	1,534,832
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1 5.10% (1 mo. USD Term SOFR + 0.94%) 4/25/34	1,280,684	1,355,833
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A Class A 5.90% 8/21/28	7,600,000	7,808,128
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust Series 2023-A2 Class A2 4.98% 11/15/28	4,300,000	$4,352,764
•Bain Capital Credit CLO Ltd.
Series 2019-3A Class ARR 5.36% (3 mo. USD Term SOFR + 1.03%) 10/21/34	3,500,000	3,502,800
Series 2021-6A Class A1R 5.42% (3 mo. USD Term SOFR + 1.09%) 10/21/34	3,500,000	3,503,465
•Bain Capital Euro CLO DAC Series 2018-2A Class AR 2.76% (3 mo. EURIBOR + 0.74%) 1/20/32	1,287,696	1,509,941
Bank of America Auto Trust Series 2023-1A Class A3 5.53% 2/15/28	2,457,607	2,477,512
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 Class M3 5.40% (1 mo. USD Term SOFR + 1.24%) 3/25/35	140,467	140,265
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 Class A3 5.77% (1 mo. USD Term SOFR + 1.61%) 3/25/43	24,977	25,087
BMW Vehicle Lease Trust Series 2023-2 Class A3 5.99% 9/25/26	387,238	387,916
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95% 10/15/27	4,000,000	4,001,355
CARDS II Trust Series 2025-1A Class A 4.63% 3/15/31	4,000,000	4,037,458
•Carlyle Euro CLO DAC
Series 2017-3A Class A1R 2.73% (3 mo. EURIBOR + 0.70%) 1/15/31	387,784	454,832
Series 2019-2A Class A1R 2.93% (3 mo. EURIBOR + 0.89%) 8/15/32	2,250,008	2,640,456
CarMax Auto Owner Trust
Series 2023-4 Class A3 6.00% 7/17/28	5,709,551	5,786,046
Series 2024-4 Class A2A 4.67% 12/15/27	1,574,610	1,577,489
Series 2025-1 Class A3 4.84% 1/15/30	4,000,000	4,060,814
•Cars Alliance Auto Loans Germany V Series 2024-G1V Class A 2.43% (1 mo. EURIBOR + 0.52%) 1/18/36	4,266,662	5,014,728
Carvana Auto Receivables Trust
Series 2024-P4 Class A3 4.64% 1/10/30	1,300,000	1,308,561
Series 2025-P1 Class A3 4.55% 5/10/30	3,000,000	3,022,850
LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Chase Auto Owner Trust
Series 2023-AA Class A3 5.68% 1/25/29	1,689,078	$1,708,766
Series 2024-5A Class A3 4.18% 8/27/29	800,000	802,228
Citizens Auto Receivables Trust
Series 2023-1 Class A4 5.78% 10/15/30	4,735,000	4,826,201
Series 2023-2 Class A3 5.83% 2/15/28	1,610,575	1,623,304
•Countrywide Asset-Backed Certificates Trust Series 2004-6 Class 1A1 4.81% (1 mo. USD Term SOFR + 0.65%) 12/25/34	1,043,864	1,017,005
•Cumulus Static CLO DAC Series 2024-1A Class A 3.24% (3 mo. EURIBOR + 1.20%) 11/15/33	2,533,403	2,977,799
•Dryden 27 R Euro CLO DAC Series 2017-27A Class AR 2.69% (3 mo. EURIBOR + 0.66%) 4/15/33	1,289,297	1,510,014
•Dryden 95 CLO Ltd. Series 2021-95A Class AR 5.24% (3 mo. USD Term SOFR + 1.04%) 8/20/34	3,500,000	3,498,999
•Elevation CLO Ltd. Series 2018-3A Class A1R2 5.62% (3 mo. USD Term SOFR + 1.30%) 1/25/35	3,000,000	2,997,081
ELFI Graduate Loan Program LLC Series 2021-A Class A 1.53% 12/26/46	1,890,171	1,692,842
Enterprise Fleet Financing LLC
Series 2022-4 Class A2 5.76% 10/22/29	1,054,143	1,059,198
Series 2023-1 Class A2 5.51% 1/22/29	765,586	767,738
•FACT SA Series 2024-1 Class A 2.58% (1 mo. EURIBOR + 0.65%) 9/22/31	3,388,847	3,990,674
•Finance America Mortgage Loan Trust Series 2004-2 Class M1 5.10% (1 mo. USD Term SOFR + 0.94%) 8/25/34	265,499	255,037
Ford Auto Securitization Trust II Series 2024-BA Class A2 3.72% 11/15/28	1,450,000	1,049,393
Ford Credit Auto Owner Trust
Series 2023-1 Class A 4.85% 8/15/35	6,000,000	6,105,751
Series 2023-2 Class A 5.28% 2/15/36	3,400,000	3,508,070
•Gallatin CLO VIII Ltd. Series 2017-1A Class A1R 5.67% (3 mo. USD Term SOFR + 1.35%) 7/15/31	740,866	741,399
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A3 4.40% 8/16/29	3,000,000	$3,020,653
•GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A Class ARR 5.48% (3 mo. USD Term SOFR + 1.15%) 10/20/34	3,000,000	3,003,195
•Greywolf CLO III Ltd. Series 2020-3RA Class A1R2 5.56% (3 mo. USD Term SOFR + 1.23%) 4/22/33	3,900,875	3,903,797
•Harvest CLO XVI DAC Series 16A Class ARR 2.67% (3 mo. EURIBOR + 0.64%) 10/15/31	1,953,845	2,288,226
Harvest CLO XXI DAC Series 21A Class A2R 1.04% 7/15/31	1,385,518	1,601,857
Honda Auto Receivables Owner Trust Series 2024-4 Class A3 4.33% 5/15/29	3,300,000	3,317,939
Huntington Auto Trust
Series 2024-1A Class A2 5.50% 3/15/27	131,362	131,412
Series 2024-1A Class A3 5.23% 1/16/29	2,000,000	2,022,118
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3 4.83% 1/18/28	3,500,000	3,539,443
Hyundai Auto Receivables Trust Series 2024-C Class A3 4.41% 5/15/29	2,500,000	2,519,027
•Invesco Euro CLO I DAC Series 1A Class A1R 2.68% (3 mo. EURIBOR + 0.65%) 7/15/31	633,834	741,532
•KKR CLO 36 Ltd. Series 36A Class AR 5.32% (3 mo. USD Term SOFR + 1.15%) 10/15/34	1,000,000	999,993
Kubota Credit Owner Trust Series 2023-2A Class A3 5.28% 1/18/28	3,141,028	3,167,117
•LCM Loan Income Fund I Ltd. Series 1A Class A 5.62% (3 mo. USD Term SOFR + 1.29%) 4/20/31	184,010	184,044
•LoanCore Issuer Ltd. Series 2021-CRE5 Class A 5.56% (1 mo. USD Term SOFR + 1.41%) 7/15/36	36,400	36,400
Master Credit Card Trust II Series 2023-1A Class A 4.70% 6/21/27	4,000,000	4,004,280
MBarc Credit Canada, Inc. Series 2024-AA Class A2 5.30% 10/15/26	524,299	377,109
LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•MF1 Ltd. Series 2020-FL4 Class A 5.96% (1 mo. USD Term SOFR + 1.81%) 12/15/35	393,311	$393,932
•Mountain View CLO XVI Ltd. Series 2022-1A Class A1R 5.78% (3 mo. USD Term SOFR + 1.46%) 4/15/34	3,000,000	3,001,467
•Navesink CLO 2 Ltd. Series 2024-2A Class A1 5.59% (3 mo. USD Term SOFR + 1.27%) 4/15/36	3,500,000	3,493,781
Navient Private Education Loan Trust Series 2020-A Class A2A 2.46% 11/15/68	1,068,424	1,033,084
Navient Private Education Refi Loan Trust
Series 2020-HA Class A 1.31% 1/15/69	559,606	529,594
Series 2020-IA Class A1A 1.33% 4/15/69	1,151,745	1,067,242
Series 2021-GA Class A 1.58% 4/15/70	1,523,408	1,376,861
Series 2022-A Class A 2.23% 7/15/70	2,761,396	2,520,641
Navient Refinance Loan Trust Series 2025-A Class A 5.15% 2/16/55	2,420,120	2,449,269
Navient Student Loan Trust Series 2023-BA Class A1A 6.48% 3/15/72	941,007	966,895
Nelnet Student Loan Trust
Series 2025-BA Class A1A 4.84% 5/17/55	2,300,000	2,316,209
Series 2025-CA Class A1A 4.67% 6/22/65	4,200,000	4,201,304
•OFSI BSL X Ltd. Series 2021-10A Class AR 5.60% (3 mo. USD Term SOFR + 1.27%) 4/20/34	4,000,000	4,003,108
PFS Financing Corp. Series 2023-C Class A 5.52% 10/15/28	5,000,000	5,072,640
Post Road Equipment Finance LLC Series 2025-1A Class A2 4.90% 5/15/31	1,200,000	1,209,396
•Recette CLO Ltd. Series 2015-1A Class ARR 5.67% (3 mo. USD Term SOFR + 1.34%) 4/20/34	1,000,000	1,001,250
•Rockford Tower CLO Ltd. Series 2021-2A Class A1R 5.29% (3 mo. USD Term SOFR + 1.13%) 7/20/34	2,300,000	2,300,840
SMB Private Education Loan Trust
Series 2020-A Class A2A 2.23% 9/15/37	907,055	879,875
•Series 2020-PTA Class A2B 5.12% (1 mo. USD Term SOFR + 0.96%) 9/15/54	1,891,142	1,884,457
Series 2022-C Class A1A 4.48% 5/16/50	1,594,742	1,591,072
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2023-C Class A1A 5.67% 11/15/52	3,301,008	$3,390,840
Series 2024-A Class A1A 5.24% 3/15/56	819,914	837,411
•Series 2024-A Class A1B 5.82% (30 day USD SOFR Average + 1.45%) 3/15/56	3,525,631	3,564,060
Series 2024-C Class A1A 5.50% 6/17/52	1,835,790	1,889,482
Series 2024-D Class A1A 5.38% 7/15/53	2,143,355	2,198,627
Series 2024-E Class A1A 5.09% 10/16/56	685,719	694,391
SoFi Consumer Loan Program Trust Series 2025-1 Class A 4.80% 2/27/34	1,776,162	1,785,037
•Starwood Ltd. Series 2022-FL3 Class A 5.72% (30 day USD SOFR Average + 1.35%) 11/15/38	159,480	159,405
Synchrony Card Funding LLC Series 2023-A1 Class A 5.54% 7/15/29	7,300,000	7,384,060
Tesla Auto Lease Trust Series 2023-B Class A3 6.13% 9/21/26	652,969	654,100
•Toro European CLO 6 DAC Series 6A Class AR 2.92% (3 mo. EURIBOR + 0.92%) 1/12/32	2,604,596	3,052,779
Toyota Auto Receivables Owner Trust Series 2023-C Class A3 5.16% 4/17/28	3,179,956	3,200,153
Toyota Lease Owner Trust Series 2025-A Class A3 4.75% 2/22/28	8,000,000	8,087,054
•^Trinitas CLO VI Ltd. Series 2017-6A Class AR4 0.00% (1.11% minus 3 mo. USD Term SOFR) 1/25/34	4,400,000	4,400,000
•Venture XXVII CLO Ltd. Series 2017-27A Class AR 5.64% (3 mo. USD Term SOFR + 1.31%) 7/20/30	30,661	30,663
Verizon Master Trust Series 2024-1 Class A1A 5.00% 12/20/28	5,800,000	5,810,562
•Wellfleet CLO Ltd. Series 2021-2A Class A1R 5.44% (3 mo. USD Term SOFR + 1.15%) 7/15/34	4,300,000	4,303,019
Total Non-Agency Asset-Backed Securities (Cost $235,023,992)		236,101,724
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.92%
•Bear Stearns ARM Trust Series 2003-1 Class 5A1 6.33% 4/25/33	9,950	9,649
=Beignet 6.85% 6/1/49	1,300,000	1,300,000
LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GCAT Trust Series 2022-HX1 Class A1 2.89% 12/27/66	1,154,611	$1,090,053
•Gemgarto PLC Series 2021-1A Class A 4.87% (1 day GBP SONIA + 0.89%) 12/16/67	100,088	134,692
•GS Mortgage-Backed Securities Trust Series 2024-PJ7 Class A25 5.70% (30 day USD SOFR Average + 1.35%) 11/25/54	1,576,415	1,581,735
•GSR Mortgage Loan Trust Series 2005-5F Class 8A1 4.77% (1 mo. USD Term SOFR + 0.61%) 6/25/35	94,081	91,083
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 Class 1A 5.85% 5/25/33	2,611	2,515
MFA Trust
•Series 2020-NQM2 Class A1 1.38% 4/25/65	211,196	204,872
•Series 2021-RPL1 Class A1 1.13% 7/25/60	1,438,598	1,319,322
φSeries 2023-NQM4 Class A1 6.11% 12/25/68	633,998	639,522
•New Residential Mortgage Loan Trust Series 2018-3A Class A1 4.50% 5/25/58	252,154	246,701
•New York Mortgage Trust Series 2005-3 Class A1 4.75% (1 mo. USD Term SOFR + 0.59%) 2/25/36	42,201	41,957
φOBX Trust
Series 2023-NQM6 Class A1 6.52% 7/25/63	1,570,444	1,582,161
Series 2024-NQM5 Class A1 5.99% 1/25/64	951,077	960,792
•Oceanview Mortgage Trust Series 2025-3 Class AF1 5.30% (30 day USD SOFR Average + 0.95%) 5/25/55	1,220,874	1,221,112
φPRET Trust Series 2025-RPL4 Class A1 4.00% 3/25/65	3,000,000	2,998,269
•Progress Trust Series 2020-1 Class A 4.54% (1 mo. AUD Bank Bill Swap + 1.00%) 1/21/51	2,535,197	1,678,368
φPRPM Trust Series 2023-NQM3 Class A1 6.22% 11/25/68	279,623	282,578
•Sequoia Mortgage Trust Series 2004-6 Class A1 4.90% 7/20/34	2,456	2,277
•Towd Point Mortgage Trust
Series 2018-5 Class A1 3.25% 7/25/58	5,217,353	5,055,551
Series 2019-4 Class A1 2.90% 10/25/59	1,556,180	1,501,649
Series 2019-HY2 Class A1 5.27% (1 mo. USD Term SOFR + 1.11%) 5/25/58	424,141	435,934
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Towd Point Mortgage Trust (continued)
Series 2020-1 Class A1 2.71% 1/25/60	808,170	$777,279
Verus Securitization Trust
•Series 2021-6 Class A1 1.63% 10/25/66	1,929,097	1,701,901
φSeries 2024-1 Class A1 5.71% 1/25/69	1,062,603	1,070,523
Total Non-Agency Collateralized Mortgage Obligations (Cost $26,129,287)		25,930,495
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.30%
•AG Trust Series 2024-NLP Class A 6.17% (1 mo. USD Term SOFR + 2.02%) 7/15/41	1,615,563	1,620,615
•AREIT LLC Series 2022-CRE7 Class A 6.38% (1 mo. USD Term SOFR + 2.24%) 6/17/39	3,452,774	3,457,771
Benchmark Mortgage Trust Series 2019-B12 Class AAB 3.04% 8/15/52	4,057,703	3,971,173
•BSREP Commercial Mortgage Trust Series 2021-DC Class A 5.22% (1 mo. USD Term SOFR + 1.06%) 8/15/38	3,152,845	2,995,191
•BX Trust Series 2021-MFM1 Class A 4.96% (1 mo. USD Term SOFR + 0.81%) 1/15/34	470,980	470,832
•BXMT Ltd. Series 2020-FL3 Class A 6.16% (1 mo. USD Term SOFR + 2.01%) 11/15/37	1,188,885	1,187,407
•CRSNT Trust Series 2021-MOON Class A 5.09% (1 mo. USD Term SOFR + 0.93%) 4/15/36	4,500,000	4,469,061
•GPMT Ltd. Series 2021-FL3 Class A 5.75% (1 mo. USD Term SOFR + 1.61%) 7/16/35	640,290	638,695
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 Class A 5.65% (1 mo. USD Term SOFR + 1.50%) 12/15/31	551,299	515,558
•NYO Commercial Mortgage Trust Series 2021-1290 Class A 5.36% (1 mo. USD Term SOFR + 1.21%) 11/15/38	4,500,000	4,486,021
•One New York Plaza Trust Series 2020-1NYP Class A 5.22% (1 mo. USD Term SOFR + 1.06%) 1/15/36	2,100,000	2,060,204
LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Taurus U.K. DAC Series 2021-UK1A Class A 4.84% (1 day GBP SONIA + 0.85%) 5/17/31		2,581,043	$3,470,802
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $29,541,814)			29,343,330
ΔSOVEREIGN BONDS–2.06%
Brazil—1.17%
^Brazil Letras do Tesouro Nacional 0.00% 4/1/26	BRL	59,100,000	10,365,208
			10,365,208
Italy—0.30%
Cassa Depositi e Prestiti SpA 5.88% 4/30/29		2,500,000	2,636,013
			2,636,013
Luxembourg—0.59%
Eagle Funding Luxco SARL 5.50% 8/17/30		5,200,000	5,275,712
			5,275,712
Total Sovereign Bonds (Cost $18,001,028)			18,276,933
U.S. TREASURY OBLIGATIONS–7.99%
U.S. Treasury Inflation Indexed Notes
0.13% 7/15/26		7,412,020	7,386,108
0.13% 10/15/26		2,246,085	2,233,649
2.13% 4/15/29		2,892,905	2,986,012
U.S. Treasury Notes
3.63% 8/31/30		29,000,000	28,850,469
3.88% 6/30/30		29,300,000	29,479,691
Total U.S. Treasury Obligations (Cost $70,555,967)			70,935,929

	Number of Shares
MONEY MARKET FUND–0.01%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	63,785	63,785
Total Money Market Fund (Cost $63,785)		63,785

	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED–0.06%
Over-The-Counter–0.06%
Call Swaption–0.01%
1 Year Interest Rate Swap Strike price $2.50, expiration date 2/13/26, notional amount $361,900,000 JPM	361,900,000	$88,463
		88,463
Put Swaption–0.05%
1 Year Interest Rate Swap Strike price $3.65, expiration date 9/9/26, notional amount $362,700,000 MSC	362,700,000	426,669
		426,669
Total Options Purchased (Cost $563,559)		515,132

	Principal Amount°
SHORT-TERM INVESTMENTS—4.36%
Discounted Commercial Paper–1.56%
≠Alimentation Couche-Tard, Inc.
4.56% 10/1/25	8,800,000	8,800,000
≠Oracle Corp.
4.33% 11/19/25	5,100,000	5,069,943
		13,869,943
Repurchase Agreement–2.80%
BofA Securities, Inc. 4.22%, dated 9/30/25, to be repurchased on 10/1/25, repurchase price $24,902,879 (collateralized by U.S. Treasury Notes 4.00% 6/30/28; market value $25,397,789)	24,900,000	24,900,000
		24,900,000
Total Short-Term Investments (Cost $38,769,943)		38,769,943

TOTAL INVESTMENTS–117.16% (Cost $1,039,124,709)	1,040,733,230

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(17.16%)	(152,408,599)
NET ASSETS APPLICABLE TO 92,119,744 SHARES OUTSTANDING–100.00%	$888,324,631

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs.
^Zero coupon security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2025.
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(24,260,000)	USD	15,856,906	10/2/25	$—	$(196,427)
BNP	AUD	(24,779,000)	USD	16,383,322	11/4/25	—	(21,192)
BNP	BRL	(16,904,425)	USD	2,819,879	10/2/25	—	(354,741)
BNP	BRL	9,100,000	USD	(1,666,387)	10/2/25	42,577	—
BNP	BRL	7,804,425	USD	(1,467,383)	10/2/25	—	(1,726)
BNP	BRL	699,614	USD	(130,615)	11/4/25	—	(303)
BNP	BRL	(9,700,000)	USD	1,700,717	4/2/26	—	(43,301)
BNP	CNH	(2,619,658)	USD	367,822	10/16/25	—	(131)
BNP	GBP	1,717,000	USD	(2,318,512)	10/2/25	—	(9,292)
BNP	IDR	(6,262,951,943)	USD	380,000	10/8/25	4,559	—
BNP	IDR	6,262,951,943	USD	(375,341)	10/8/25	100	—
BNP	IDR	(1,647,724,430)	USD	100,000	10/20/25	1,267	—
BNP	IDR	26,923,196,467	USD	(1,636,379)	10/22/25	—	(23,227)
BNP	IDR	(6,262,951,943)	USD	374,198	12/17/25	—	(341)
BNP	ILS	704,000	USD	(209,809)	11/13/25	2,747	—
BNP	INR	(7,918,002)	USD	90,000	10/20/25	982	—
BNP	KRW	277,600,000	USD	(200,000)	10/10/25	—	(2,227)
BNP	KRW	(277,600,000)	USD	199,255	10/10/25	1,481	—
BNP	KRW	(1,492,850,370)	USD	1,073,575	10/22/25	9,428	—
BNP	KRW	277,600,000	USD	(199,372)	10/22/25	—	(1,490)
BNP	MXN	12,343,000	USD	(638,013)	12/17/25	30,358	—
BNP	PLN	116,343	USD	(31,912)	10/22/25	87	—
BNP	PLN	232,993	USD	(64,131)	10/22/25	—	(48)
BNP	SGD	(2,533,384)	USD	1,977,175	10/2/25	12,905	—
BNP	THB	(2,738,033)	USD	84,670	10/20/25	32	—
BNP	THB	2,582,947	USD	(80,000)	10/20/25	—	(156)
BNP	TWD	(4,594,665)	USD	150,000	10/7/25	—	(838)
BNP	TWD	4,596,324	USD	(150,847)	10/7/25	45	—
BNP	TWD	(77,345,725)	USD	2,595,116	10/20/25	53,208	—
BNP	TWD	(2,434,939)	USD	81,135	12/15/25	741	—
BNP	TWD	(4,551,824)	USD	150,847	1/22/26	4	—
GSB	BRL	(51,566,301)	USD	8,770,784	10/2/25	—	(913,275)
GSB	BRL	40,870,710	USD	(7,441,698)	10/2/25	233,750	—
GSB	BRL	15,300,000	USD	(2,876,480)	10/2/25	—	(3,168)
GSB	BRL	(4,604,410)	USD	865,718	10/2/25	1,018	—
GSB	BRL	10,543,862	USD	(1,946,835)	12/2/25	5,071	—
GSB	BRL	2,115,086	USD	(388,588)	1/5/26	—	(168)
GSB	BRL	(33,000,000)	USD	5,801,742	4/2/26	—	(131,515)
GSB	BRL	(16,400,000)	USD	2,951,392	4/2/26	2,743	—
GSB	CHF	491,673	USD	(614,877)	10/2/25	2,914	—
GSB	CNH	(10,041,071)	USD	1,412,675	10/16/25	2,321	—
GSB	IDR	1,793,602,913	USD	(109,034)	10/22/25	—	(1,567)
GSB	ILS	(1,770,246)	USD	528,113	10/15/25	—	(6,343)
GSB	ILS	337,000	USD	(100,388)	10/15/25	1,355	—
GSB	ILS	67,000	USD	(20,003)	11/13/25	226	—
GSB	INR	(4,411,000)	USD	50,000	10/8/25	372	—
GSB	INR	20,916,792	USD	(238,368)	10/17/25	—	(3,167)
GSB	KRW	(316,547,620)	USD	224,135	10/20/25	—	(1,488)
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSB	KRW	153,057,307	USD	(110,555)	10/22/25	$—	$(1,452)
GSB	KRW	316,547,620	USD	(224,159)	10/22/25	1,485	—
GSB	MXN	(187,000)	USD	9,849	12/17/25	—	(276)
GSB	SGD	(836,000)	USD	650,374	10/2/25	2,177	—
GSB	THB	2,586,041	USD	(80,025)	10/20/25	—	(85)
GSB	ZAR	(3,303,000)	USD	190,615	11/20/25	46	—
JPM	AUD	(211,000)	USD	137,677	10/2/25	—	(1,946)
JPM	BRL	1,881,422	USD	(344,867)	10/2/25	8,461	—
JPM	BRL	(1,881,422)	USD	353,744	10/2/25	416	—
JPM	CAD	(5,477,324)	USD	3,963,521	10/2/25	27,434	—
JPM	CAD	1,225,000	USD	(890,324)	10/2/25	—	(10,021)
JPM	CAD	4,256,487	USD	(3,055,269)	10/2/25	3,505	—
JPM	CAD	(4,249,734)	USD	3,055,269	11/4/25	—	(3,714)
JPM	CHF	(24,000)	USD	30,084	10/2/25	—	(73)
JPM	CNH	(2,613,000)	USD	367,944	10/16/25	926	—
JPM	EUR	(23,338,595)	USD	27,295,310	10/2/25	—	(108,749)
JPM	GBP	(3,729,799)	USD	5,036,602	10/2/25	20,336	—
JPM	GBP	(2,012,800)	USD	2,707,282	11/4/25	—	(203)
JPM	IDR	(3,102,415,000)	USD	189,323	10/15/25	3,390	—
JPM	IDR	651,244,000	USD	(39,591)	10/22/25	—	(571)
JPM	IDR	(1,504,908,000)	USD	90,000	11/3/25	—	(135)
JPM	ILS	67,000	USD	(20,096)	11/13/25	133	—
JPM	INR	(8,901,390)	USD	100,000	11/3/25	7	—
JPM	KRW	153,008,900	USD	(110,521)	10/22/25	—	(1,452)
JPM	KRW	(84,093,600)	USD	60,000	11/3/25	25	—
JPM	MXN	1,496,647	USD	(80,344)	12/17/25	699	—
JPM	PLN	6,945,232	USD	(1,889,952)	10/15/25	20,475	—
JPM	PLN	184,000	USD	(51,161)	10/22/25	—	(554)
JPM	SEK	(765,000)	USD	81,539	10/2/25	270	—
JPM	SGD	(411,000)	USD	320,824	10/2/25	2,154	—
JPM	ZAR	4,568,306	USD	(258,260)	10/20/25	5,878	—
JPM	ZAR	(624,855)	USD	35,423	11/20/25	—	(628)
MSC	AUD	(308,000)	USD	201,193	10/2/25	—	(2,617)
MSC	BRL	1,313,736	USD	(240,000)	10/2/25	6,718	—
MSC	BRL	(1,313,736)	USD	247,008	10/2/25	291	—
MSC	CNH	(3,488,441)	USD	490,240	10/16/25	259	—
MSC	EUR	378,000	USD	(443,906)	10/2/25	—	(60)
MSC	EUR	(22,960,595)	USD	27,015,431	11/4/25	332	—
MSC	IDR	(3,113,644,000)	USD	189,936	10/15/25	3,331	—
MSC	INR	217,621,876	USD	(2,465,328)	10/17/25	—	(18,255)
MSC	KRW	316,547,620	USD	(230,000)	10/20/25	—	(4,376)
MSC	PLN	120,768	USD	(33,361)	10/22/25	—	(145)
MSC	TWD	10,202,848	USD	(338,266)	10/20/25	—	(2,957)
MSC	TWD	(9,898,218)	USD	330,000	10/20/25	4,703	—
MSC	TWD	(8,670,492)	USD	289,673	12/15/25	3,402	—
Total Foreign Currency Exchange Contracts						$527,144	$(1,874,400)
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(143)	CBOT 10 Year U.S. Treasury Notes Futures	$(16,087,500)	$(16,015,821)	12/19/25	$—	$(71,679)
619	CBOT 2 Year U.S. Treasury Notes Futures	128,998,633	129,041,925	12/31/25	—	(43,292)
4,110	CBOT 5 Year U.S. Treasury Notes Futures	448,792,736	448,417,330	12/31/25	375,406	—
226	Montreal Exchange 5 Year Canadian Bond Futures	18,726,967	18,508,055	12/18/25	218,912	—
19	SFE 10 Year Australian Bond Futures	1,425,091	1,425,740	12/15/25	—	(649)
1,302	Three-Month SOFR Futures	312,341,663	312,348,979	12/16/25	—	(7,316)
889	Three-Month SOFR Futures	214,949,088	214,872,172	9/15/26	76,916	—
(395)	Ultra 10 Year U.S. Treasury Notes Futures	(45,455,859)	(45,243,286)	12/19/25	—	(212,573)
(171)	Ultra U.S. Treasury Bond Futures	(20,530,688)	(19,974,866)	12/19/25	—	(555,822)
Total Futures Contracts					$671,234	$(891,331)
Swap Contract
Credit Default Swap (CDS) Contracts
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
MSC Korea International Bonds 3.75% 01/19/2027 - Quarterly	6,000,000	(1.00%)	12/20/30	$(217,886)	$(234,100)	$16,214	$—
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
AUD 7,600,000	4.50	BBSW6M	Pay	Semiannual	9/20/33	$125,322	$(140,094)	$265,416	$—
10,300,000	3.75	SOFR12M	Receive	Annual	12/18/29	(107,707)	14,448	—	(122,155)
22,600,000	3.86	SOFR12M	Receive	Annual	2/28/29	(308,616)	—	—	(308,616)
82,200,000	4.10	SOFR12M	Receive	At Maturity	2/11/26	94,671	—	94,671	—
95,142,000	3.30	SOFR12M	Receive	Annual	2/28/30	119,770	(38,087)	157,857	—
310,469,000	3.33	SOFR12M	Receive	Annual	2/28/30	86,186	(1,885,662)	1,971,848	—
AUD 24,300,000	4.25	BBSW6M	Pay	Semiannual	3/18/36	(117,191)	51,124	—	(168,315)
GBP 15,300,000	3.75	SONIA12M	Pay	Annual	9/17/30	(83,979)	(78,044)	—	(5,935)
Total IRS Contracts							$(2,076,315)	$2,489,792	$(605,021)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW6M–Bank Bill Swap Rate 6 Months
BNP–BNP Paribas
BRL–Brazilian Real
CA–Credit Agricole
CAD–Canadian Dollar
CBOT–Chicago Board of Trade
CHF–Swiss Franc
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
EUR–Euro
EURIBOR–Euro Interbank Offer Rate
LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
GBP–British Pound Sterling
GS–Goldman Sachs
GSB–Goldman Sachs Bank USA
IDR–Indonesia Rupiah
ILS–Israeli Shekel
INR–Indian Rupee
IRS–Interest Rate Swap
JPM–JPMorgan Chase Bank NA
KRW–South Korean Won
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
PLN–Polish Zloty
REMIC–Real Estate Mortgage Investment Conduits
SEK–Swedish Krona
SFE–Sydney Futures Exchange
SGD–Singapore Dollar
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA–Sterling Overnight Index Average
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
TBA–To be announced
THB–Thailand Baht
TWD–Taiwan New Dollar
USD–United States Dollar
ZAR–South African Rand
LVIP PIMCO Low Duration Bond Fund–13